Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Limited Duration Credit Fund - Class A [Member] | Peachtree Corners Funding Trust 02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Limited Duration Credit Fund - Class A [Member] | Bank of America Corp. 12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund - Class A [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Limited Duration Credit Fund - Class A [Member] | U.S. Treasury 06/15/2025 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Limited Duration Credit Fund - Class A [Member] | JPMorgan Chase & Co. 10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund - Class A [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Limited Duration Credit Fund - Class A [Member] | Goldman Sachs Group, Inc. (The) 01/28/2031 5.207% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Limited Duration Credit Fund - Class A [Member] | CenterPoint Energy, Inc. 08/10/2026 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Class A [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Class A [Member] | HSBC Holdings PLC 11/19/2030 5.286% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund - Class A [Member] | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Class A [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Limited Duration Credit Fund - Class A [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Limited Duration Credit Fund - Class A [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia Limited Duration Credit Fund - Class A [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund - Class A [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Columbia Limited Duration Credit Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Limited Duration Credit Fund - Class A [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund - Class C [Member] | Peachtree Corners Funding Trust 02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Limited Duration Credit Fund - Class C [Member] | Bank of America Corp. 12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund - Class C [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Limited Duration Credit Fund - Class C [Member] | U.S. Treasury 06/15/2025 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Limited Duration Credit Fund - Class C [Member] | JPMorgan Chase & Co. 10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund - Class C [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Limited Duration Credit Fund - Class C [Member] | Goldman Sachs Group, Inc. (The) 01/28/2031 5.207% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Limited Duration Credit Fund - Class C [Member] | CenterPoint Energy, Inc. 08/10/2026 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Class C [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Class C [Member] | HSBC Holdings PLC 11/19/2030 5.286% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund - Class C [Member] | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Class C [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Limited Duration Credit Fund - Class C [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Limited Duration Credit Fund - Class C [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia Limited Duration Credit Fund - Class C [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund - Class C [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Columbia Limited Duration Credit Fund - Class C [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Limited Duration Credit Fund - Class C [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | Peachtree Corners Funding Trust 02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | Bank of America Corp. 12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | U.S. Treasury 06/15/2025 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | JPMorgan Chase & Co. 10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | Goldman Sachs Group, Inc. (The) 01/28/2031 5.207% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | HSBC Holdings PLC 11/19/2030 5.286% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | CenterPoint Energy, Inc. 08/10/2026 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Limited Duration Credit Fund - Institutional Class [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | Peachtree Corners Funding Trust 02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | Bank of America Corp. 12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | U.S. Treasury 06/15/2025 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | JPMorgan Chase & Co. 10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | Goldman Sachs Group, Inc. (The) 01/28/2031 5.207% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | CenterPoint Energy, Inc. 08/10/2026 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | HSBC Holdings PLC 11/19/2030 5.286% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Limited Duration Credit Fund - Institutional 2 Class [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | Peachtree Corners Funding Trust 02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | Bank of America Corp. 12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | U.S. Treasury 06/15/2025 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | JPMorgan Chase & Co. 10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | Goldman Sachs Group, Inc. (The) 01/28/2031 5.207% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | HSBC Holdings PLC 11/19/2030 5.286% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | CenterPoint Energy, Inc. 08/10/2026 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Limited Duration Credit Fund - Institutional 3 Class [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%